Net Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£) Transactions	Dec. 31, 2020 USD ($) Transactions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of debt [line items]
Effective Interest rate on liquid investment	1.10%		1.10%		1.10%	1.10%
Effective Interest rate on cash and cash equivalents	0.30%	0.30%	1.60%	1.60%
Non-interest bearing holdings	£ 183,000,000		£ 164,000,000
Commercial paper issued	£ 17,000,000		£ 3,586,000,000
Weighted average interest rate on current bank loans and overdrafts	5.80%		4.60%		5.80%	4.60%
Long-term borrowings	£ 23,425,000,000		£ 23,590,000,000
Average effective pre-swap interest rate notes	3.60%	3.60%	3.80%	3.80%
Cash and cash equivalents	£ 6,292,000,000		£ 4,707,000,000				£ 3,874,000,000
Percentage on coupon notes	0.00%	0.00%
US commercial paper program [member]
Disclosure of debt [line items]
Commercial paper authorized	£ 7,300,000,000				$ 10,000,000,000
Commercial paper issued	17,000,000		3,600,000,000		25,000,000	$ 4,800,000,000
EURO Commercial Paper Program [Member]
Disclosure of debt [line items]
Commercial paper authorized	5,000,000,000
Commercial paper issued	£ 0
Bottom of range [member]
Disclosure of debt [line items]
Repayment dates	2026	2026
Top of range [member]
Disclosure of debt [line items]
Repayment dates	2045	2045
Floating interest rate [member]
Disclosure of debt [line items]
Liquid investment	£ 78,000,000		1,000,000
Cash and cash equivalents	6,100,000,000		5,039,000,000
Fixed interest rate [member]
Disclosure of debt [line items]
Liquid investment	0		78,000,000
Cash and cash equivalents	£ 9,000,000		£ 10,000,000
Commercial paper [member]
Disclosure of debt [line items]
Weighted average interest rate of borrowings	2.40%	2.40%	1.80%	1.80%
Letter of credit 1 [member]
Disclosure of debt [line items]
Pledged investments value	£ 37,000,000	$ 50,000,000	£ 38,000,000	$ 50,000,000
364 day committed facilities [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount	£ 1,800,000,000				$ 2,500,000,000
Number of transactions active | Transactions	2	2
Three -year commitment facility [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount	£ 1,900,000,000
Later than 5 years [member]
Disclosure of debt [line items]
Long-term borrowings	£ 12,900,000,000		£ 13,300,000,000
Later than 5 years [member] | Bottom of range [member]
Disclosure of debt [line items]
Interest at effective rates	1.00%	1.00%
Later than 5 years [member] | Top of range [member]
Disclosure of debt [line items]
Interest at effective rates	6.80%	6.80%
Matures in December 2019 [member]
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes	0.00%		0.00%		0.00%	0.00%
Matures In May 2021 [Member]
Disclosure of debt [line items]
Coupon note interest rate	0.35%		0.35%		0.35%	0.35%
Matures In September 2021 [Member]
Disclosure of debt [line items]
Coupon note interest rate	0.60%		0.60%		0.60%	0.60%